UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2006

1.804826.102

SPM-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Alliance Capital Management LP
8/15/06	5.13%	$ 3,000	$ 3,000
PNC Funding Corp.
8/1/06	4.63 to 4.66	9,500	9,500
Sprint Capital Corp.
8/17/06	4.76	7,935	7,935
Verizon Global Funding Corp.
6/15/07	5.75	16,855	16,894
Verizon Wireless Capital LLC
12/15/06	4.83	6,665	6,676
TOTAL CORPORATE BONDS			44,005
Certificates of Deposit - 20.1%

Domestic Certificates Of Deposit - 0.9%
Citizens Bank of Rhode Island
8/8/06	5.34	4,000	4,000
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (b)	16,000	16,000
Huntington National Bank, Columbus
11/21/06	5.51	5,000	5,000
Wells Fargo & Co.
8/14/06	5.36	35,000	35,000
			60,000
London Branch, Eurodollar, Foreign Banks - 4.4%
Barclays Bank PLC
6/11/07	5.44	30,000	30,000
Calyon
2/12/07	5.00	30,000	30,000
Credit Agricole SA
2/5/07	4.90	30,000	30,000
Credit Industriel et Commercial
1/16/07 to 2/6/07	4.81 to 4.97	150,000	150,000
Deutsche Bank AG
1/30/07	4.86	20,000	20,000
Landesbank Hessen-Thuringen
12/8/06	5.36	30,000	30,000
			290,000
Certificates of Deposit - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 14.8%
BNP Paribas SA
8/8/06 to 8/30/06	4.25 to 5.34%	$ 124,790	$ 124,790
Canadian Imperial Bank of Commerce
8/15/06 to 8/23/06	5.38 to 5.45 (b)	85,000	85,000
Credit Industriel et Commercial
10/17/06	5.32	9,000	8,982
Credit Suisse First Boston
9/12/06 to 10/23/06	5.28 to 5.50 (b)	165,000	165,000
Credit Suisse Group
6/4/07	5.40	29,000	29,000
Deutsche Bank AG
9/5/06	5.24 (b)	40,000	40,000
Eurohypo AG
8/7/06 to 8/8/06	5.14 to 5.19	34,000	34,000
Landesbank Baden-Wuert
9/22/06	5.46	24,000	24,000
Mizuho Corporate Bank Ltd.
8/4/06 to 1/29/07	5.33 to 5.56	179,000	179,000
Societe Generale NA
8/7/06	5.31	55,000	54,997
Sumitomo Mitsui Banking Corp.
8/1/06 to 9/5/06	5.32 to 5.41	81,000	81,000
Toronto-Dominion Bank
6/18/07	5.68	20,000	19,969
UBS AG
8/8/06	5.31	125,000	125,000
			970,738
TOTAL CERTIFICATES OF DEPOSIT			1,320,738
Commercial Paper - 20.8%

Aegis Finance LLC
8/7/06 to 9/18/06	5.33 to 5.42	66,000	65,842
Bank of America Corp.
8/8/06	5.32	85,000	84,913
Commercial Paper - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Bavaria TRR Corp.
8/10/06	5.34%	$ 20,000	$ 19,973
British Telecommunications PLC
10/10/06 to 11/2/06	5.54 to 5.55	10,000	9,879
Capital One Multi-Asset Execution Trust
8/24/06 to 8/29/06	5.42 to 5.42	32,400	32,268
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/06 to 9/14/06	5.30 to 5.32	23,000	22,930
Citigroup Funding, Inc.
8/16/06 to 8/17/06	5.38	45,000	44,894
Comcast Corp.
8/7/06	5.38 (a)	2,000	1,998
ConocoPhillips
8/2/06 to 8/8/06	5.31 to 5.37	14,000	13,993
ConocoPhillips Qatar Funding Ltd.
10/24/06	5.52 (a)	1,000	987
Countrywide Financial Corp.
8/8/06 to 9/5/06	5.28 to 5.31	12,000	11,947
Cullinan Finance Corp.
1/23/07	5.56 (a)	10,000	9,737
CVS Corp.
8/8/06 to 8/24/06	5.25 to 5.48	33,609	33,544
DaimlerChrysler NA Holding Corp.
8/7/06 to 11/3/06	5.45 to 5.57	36,000	35,777
Devon Energy Corp.
8/4/06 to 8/24/06	5.36 to 5.50	4,000	3,994
Dominion Resources, Inc.
8/1/06 to 8/14/06	5.38 to 5.39	17,000	16,986
Emerald (MBNA Credit Card Master Note Trust)
8/22/06 to 9/7/06	5.26 to 5.28	45,000	44,787
FCAR Owner Trust
8/15/06 to 1/22/07	5.24 to 5.57	104,764	103,567
Fortune Brands, Inc.
8/1/06 to 10/11/06	5.22 to 5.56	33,000	32,854
France Telecom SA
8/2/06 to 9/20/06	5.20 to 5.48 (a)	9,000	8,960
Commercial Paper - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Giro Funding US Corp.
8/2/06	5.33%	$ 10,000	$ 9,999
Govco, Inc.
8/28/06	5.20	20,000	19,923
Grampian Funding LLC
10/23/06 to 1/19/07	5.52	135,000	131,881
John Deere Capital Corp.
8/7/06 to 8/29/06	5.35 to 5.42	6,000	5,985
Kellogg Co.
8/2/06 to 9/20/06	5.35 to 5.48	6,000	5,984
Michigan Gen. Oblig.
10/11/06	4.64	11,000	11,000
Monument Gardens Funding
8/23/06	5.40	67,046	66,826
Motown Notes Program
8/11/06 to 8/28/06	5.35 to 5.42	61,900	61,724
Nissan Motor Acceptance Corp.
8/1/06 to 9/1/06	5.20 to 5.42	11,411	11,383
Pacific Gas & Electric Co.
8/1/06	5.34 (a)	2,000	2,000
Park Sienna LLC
8/8/06	5.31	25,000	24,974
Sprint Nextel Corp.
8/4/06 to 8/23/06	5.36 to 5.42	18,000	17,959
Strand Capital LLC
8/7/06 to 9/21/06	5.30 to 5.46	25,000	24,848
Stratford Receivables Co. LLC
8/10/06 to 8/25/06	5.33 to 5.42	183,131	182,765
Thames Asset Global Securities No. 1, Inc.
10/5/06	5.29	50,000	49,531
The Walt Disney Co.
8/2/06 to 8/16/06	5.36 to 5.38	6,000	5,993
Time Warner, Inc.
8/1/06 to 9/5/06	5.22 to 5.47 (a)	39,000	38,884
Verizon Global Funding Corp.
8/10/06 to 9/25/06	5.34 to 5.47	32,000	31,910
Commercial Paper - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Viacom, Inc.
8/1/06 to 9/5/06	5.53 to 5.66% (a)	$ 20,100	$ 20,050
Vodafone Group PLC
8/23/06 to 11/20/06	5.42 to 5.58 (a)	13,000	12,915
Weatherford International Ltd.
8/2/06 to 9/18/06	5.25 to 5.48 (a)	17,755	17,725
Whirlpool Corp.
8/1/06 to 8/17/06	5.34 to 5.42	10,000	9,989
Xcel Energy, Inc.
10/17/06	5.35	5,500	5,439
TOTAL COMMERCIAL PAPER			1,369,517
U.S. Treasury Obligations - 0.9%

U.S. Treasury Bills - 0.9%
8/3/06	4.50 to 4.53	55,540	55,526
Bank Notes - 0.5%

M&I Marshall & Ilsley Bank
8/15/06 to 12/15/06	4.80 to 5.35 (b)	35,000	35,038
Master Notes - 2.9%

Goldman Sachs Group, Inc.
8/9/06 to 8/29/06	5.26 to 5.41 (b)(e)	192,000	192,005
Medium-Term Notes - 27.0%

AIG Matched Funding Corp.
9/8/06 to 10/23/06	5.35 to 5.52 (b)	125,000	125,000
Allstate Life Global Funding II
8/8/06 to 8/15/06	5.40 to 5.43 (a)(b)	20,000	20,000
ASIF Global Financing XXX
8/23/06	5.41 (a)(b)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
8/23/06	5.40 (a)(b)	18,000	18,000
Medium-Term Notes - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Banco Santander Totta SA
8/16/06	5.37% (a)(b)	$ 45,000	$ 45,000
Banque Federative du Credit Mutuel (BFCM)
8/14/06	5.36 (a)(b)	35,000	35,000
Bayerische Landesbank Girozentrale
8/21/06	5.18 (b)	45,000	45,000
BellSouth Corp.
4/26/07	5.34 (a)	45,000	44,619
BMW U.S. Capital LLC
8/15/06	5.37 (b)	8,000	8,000
Calyon New York Branch
8/2/06	5.29 (b)	5,000	4,998
ConocoPhillips
10/11/06	5.51 (b)	12,000	12,000
Countrywide Bank, Alexandria Virginia
8/15/06	5.38 (b)	13,000	13,000
Cullinan Finance Corp.
8/15/06 to 6/25/07	5.33 to 5.38 (a)(b)	29,000	29,000
DnB NOR ASA
8/25/06	5.38 (a)(b)	10,000	10,000
General Electric Capital Corp.
8/7/06 to 8/15/06	5.36 to 5.47 (b)	179,000	179,002
HBOS Treasury Services PLC
9/25/06	5.53 (b)	60,000	60,000
HSBC Finance Corp.
8/7/06 to 8/24/06	5.32 to 5.43 (b)	72,000	72,000
HSH Nordbank AG
8/23/06	5.43 (a)(b)	22,000	22,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (b)(e)	11,000	11,000
Intesa Bank Ireland PLC
8/25/06	5.39 (a)(b)	60,000	60,000
Links Finance LLC
8/15/06	5.32 (a)(b)	10,000	9,999
Medium-Term Notes - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Merrill Lynch & Co., Inc.
8/4/06 to 8/24/06	5.35 to 5.39% (b)	$ 118,000	$ 118,008
Metropolitan Life Insurance Co.
8/7/06	5.34 (a)(b)	5,000	5,000
Morgan Stanley
8/1/06 to 8/29/06	5.39 to 5.47 (b)	70,000	70,000
Natexis Banq Pop New York Cd Program Bank
8/2/06	5.31 (b)	46,000	45,992
Nordea Bank AB
8/2/06	5.29 (b)	36,000	35,987
Pacific Life Global Funding
8/14/06	5.38 (b)	5,000	5,000
8/4/06	5.38 (a)(b)	5,000	5,000
RACERS
8/22/06	5.42 (a)(b)	50,000	50,000
Royal Bank of Scotland PLC
8/21/06	5.38 (a)(b)	45,000	45,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (b)(e)	8,000	8,000
Skandinaviska Ensk Banken
8/7/06	5.29 (b)	25,000	24,992
SLM Corp.
9/30/06	4.74	13,000	12,971
UniCredito Italiano Bank (Ireland) PLC
8/15/06	5.38 (a)(b)	45,000	45,000
8/30/06	5.37 (b)	25,000	24,994
Verizon Global Funding Corp.
9/15/06	5.44 (a)(b)	145,000	145,000
Wachovia Asset Securitization Issuance LLC
8/25/06	5.38 (a)(b)	6,258	6,258
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (b)	49,000	49,000
Washington Mutual Bank FA
10/31/06	5.47 (a)(b)	46,000	46,000
8/15/06	5.35 (b)	9,000	9,000
Medium-Term Notes - continued
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Washington Mutual Bank, California
9/20/06	5.39% (b)	$ 31,000	$ 31,000
Wells Fargo & Co.
8/2/06 to 8/15/06	5.38 to 5.40 (b)	82,500	82,500
WestLB AG
8/10/06 to 9/29/06	5.39 to 5.53 (a)(b)	50,000	50,000
Westpac Banking Corp.
9/11/06	5.34 (b)	10,000	10,000
TOTAL MEDIUM-TERM NOTES			1,773,320
Short-Term Notes - 3.7%

Jackson National Life Insurance Co.
10/1/06	5.65 (b)(e)	34,000	34,000
Metropolitan Life Insurance Co.
10/2/06	5.63 (b)(e)	25,000	25,000
8/28/06	5.50 (a)(b)	10,000	10,000
Monumental Life Insurance Co.
8/1/06	5.35 to 5.49 (b)(e)	64,000	64,000
New York Life Insurance Co.
9/29/06	5.58 (b)(e)	60,000	60,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (b)(e)	50,000	50,000
TOTAL SHORT-TERM NOTES			243,000
Time Deposits - 0.8%

Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/06	5.30	55,000	55,000
Asset-Backed Securities - 0.3%
Due Date	Yield (d)	Principal Amount (000s)	Value (000s)
Master Funding Trust I
1/25/07	5.42% (b)	$ 11,000	$ 11,000
Wind Master Trust Notes
9/25/06	5.32 (a)(b)	4,000	4,000
Wind Trust
2/25/07	5.32 (a)(b)	6,000	6,000
TOTAL ASSET-BACKED SECURITIES			21,000
Municipal Securities - 0.7%

Connecticut Hsg. Fin. Auth. Series F2, 5.35%, VRDN (b)		19,640	19,640
Mississippi Gen. Oblig. Series B, 5.34%, VRDN (b)		26,600	26,600
TOTAL MUNICIPAL SECURITIES		46,240
Repurchase Agreements - 21.6%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/31/06 due 8/1/06 at 5.31%	$ 142,756	142,735
With:
Banc of America Securities LLC at 5.36%, dated 7/31/06 due 8/1/06 (Collateralized by Commercial Paper Obligations valued at $243,780,001, 0%, 8/25/06 - 8/31/06)	239,036	239,000
Barclays Capital, Inc. at 5.42%, dated 7/31/06 due 8/1/06 (Collateralized by Equity Securities valued at $210,000,025)	200,030	200,000
Credit Suisse First Boston, Inc. at 5.37%, dated 7/31/06 due 8/1/06 (Collateralized by Corporate Obligations valued at $76,502,124, 4.89% - 9.25%, 11/15/10 - 8/15/49)	75,011	75,000
Deutsche Bank Securities, Inc. at 5.38%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $106,847,420, 2.65% - 7.9%, 6/17/10 - 5/25/46, and by Corporate Obligations valued at $44,201,438, 3.85% - 7.5%, 4/10/07 - 3/1/42)	148,022	148,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at 5.41%, dated 5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 5%, 3/1/34) (b)(c)	$ 20,271	$ 20,000
J.P. Morgan Securities, Inc. at 5.41%, dated 6/30/06 due 8/9/06 (Collateralized by Corporate Obligations valued at $44,512,214, 7.11% - 8.75%, 12/29/10 - 3/18/13) (b)(c)	42,252	42,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $81,900,003, 2.8% - 8%, 11/20/07 - 12/15/41)	78,012	78,000
5.42%, dated 7/19/06 due 10/17/06 (Collateralized by Corporate Obligations valued at $47,337,326, 5.4% - 6.25%, 11/15/09 - 11/15/14) (b)(c)	45,610	45,000
Morgan Stanley & Co. at 5.38%, dated 6/30/06 due 8/9/06 (Collateralized by Mortgage Loan Obligations valued at $117,414,559, 0% - 7.25%, 9/25/18 - 5/20/40)	110,658	110,000
Wachovia Securities, Inc. at 5.38%, dated 7/31/06 due 8/1/06 (Collateralized by Mortgage Loan Obligations valued at $330,622,985, 0.06% - 8.39%, 2/15/08 - 3/2/46)	324,048	324,000
TOTAL REPURCHASE AGREEMENTS		1,423,735
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,579,124)		6,579,124
NET OTHER ASSETS - 0.0%		1,542
NET ASSETS - 100%		$ 6,580,666
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $849,132,000 or 12.9% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
(d) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $444,000,000 or 6.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 5.26%, 8/29/06	8/26/04	$ 55,000
5.4%, 8/9/06	1/9/06	$ 60,000
5.41%, 8/10/06	11/10/05	$ 60,000
5.41%, 8/11/06	10/11/05	$ 17,000
Security	Acquisition Date	Cost (000s)
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 11,000
Jackson National Life Insurance Co. 5.65%, 10/1/06	3/31/03	$ 34,000
Metropolitan Life Insurance Co. 5.63%, 10/2/06	3/26/02	$ 25,000
Monumental Life Insurance Co.: 5.35%, 8/1/06	2/1/00	$ 35,000
5.49%, 8/1/06	9/17/98	$ 14,000
5.49%, 8/1/06	7/31/98	$ 15,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02	$ 60,000
Security Life of Denver Insurance Co. 5.3%, 8/29/06	8/26/05	$ 8,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 50,000
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,579,124,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2006

1.804856.102

SPU-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 20.2%
Due Date	Yield (b)	Principal Amount	Value
Fannie Mae - 10.6%
9/21/06 to 3/30/07	5.25 to 5.31% (a)	$ 51,435,000	$ 51,347,487
Federal Home Loan Bank - 2.4%
8/2/06 to 4/25/07	5.04 to 5.27 (a)	11,695,000	11,682,342
Freddie Mac - 7.2%
9/27/06 to 7/3/07	4.26 to 5.43	35,265,000	34,773,012
TOTAL FEDERAL AGENCIES			97,802,841
U.S. Treasury Obligations - 1.8%

U.S. Treasury Bills - 1.8%
8/3/06	4.50 to 4.53	8,485,000	8,482,920
Repurchase Agreements - 77.9%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/31/06 due 8/1/06 at 5.31% (c)	$ 368,206,271	368,152,000
With UBS Warburg LLC At 5.38%, dated 6/8/06 due 3/30/07 (Collateralized by Mortgage Loan Obligations valued at $9,273,307, 5% - 5.74%, 9/25/33 - 8/15/35)	9,396,775	9,000,000
TOTAL REPURCHASE AGREEMENTS		377,152,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $483,437,761)		483,437,761
NET OTHER ASSETS - 0.1%		541,329
NET ASSETS - 100%		$ 483,979,090
Legend

(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(b) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/Counterparty	Value
$368,152,000 due 8/1/06 at 5.31%
Bank of America, National Association	$ 101,707,720
Barclays Capital Inc.	105,407,056
Bear Stearns & Co. Inc.	70,630,361
Citigroup Global Markets Inc.	21,189,108
Countrywide Securities Corporation	22,601,716
HSBC Securities (USA), Inc.	28,252,145
WestLB AG	18,363,894
$ 368,152,000
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $483,437,761.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

July 31, 2006

1.804868.102

TMM-QTLY-0906

Investments July 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 104.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 88.1%
8/3/06 to 2/1/07	4.50 to 5.17%	$ 1,568,293	$ 1,559,520
U.S. Treasury Notes - 16.7%
8/15/06 to 11/30/06	4.80 to 5.24	295,598	295,283
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $1,854,803)	1,854,803
NET OTHER ASSETS - (4.8)%	(85,406)
NET ASSETS - 100%	$ 1,769,397
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At July 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,854,803,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 27, 2006